Income Tax (Details) - Schedule of Deferred Tax - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Deferred tax assets
Acquired in business combination
Accelerated depreciation on tangible and intangible assets
Temporary timing differences	(22,878)	22,878
Foreign currency translations of foreign subsidiary	126,624	103,746
Exchange rate difference
On change of rates from 22.88% to 25.17%
Total deferred tax assets	103,746	126,624
Deferred tax liabilities
Accelerated depreciation on tangible and intangible assets	1,625,271	1,599,108
Acquired in business combination	295,177
Temporary differences	9,929
On translations of foreign subsidiary operations	72,663
Reversed in deconsolidation/Modification of contracts	(1,533,644)
Exchange rate difference	8,963	(65,465)
Total deferred tax liabilities	$ 478,359	$ 1,533,643